OIL AND NATURAL GAS PROPERTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
OIL AND NATURAL GAS PROPERTIES
OIL AND NATURAL GAS PROPERTIES

NOTE 5. OIL AND NATURAL GAS PROPERTIES

	September 30,	December 31,
	2024	2023
Evaluated oil and natural gas properties – cost	$6,440,255	$6,368,179
Total – cost	6,440,255	6,368,179

Accumulated depletion and impairment	(5,973,853)	(5,426,488)

Oil and natural gas properties, net	$466,402	$941,691

The Company had no unevaluated properties at September 30, 2024 and December 31, 2023.

The Company recorded depletion expense in the amounts of $547,365 and $586,659 during the nine months ended September 30, 2024, and 2023, respectively.

Additions

During the nine months ended September 30, 2024, the Company incurred approximately $34,000 of cost primarily associated with staking various locations in Chaves County, New Mexico, approximately $123,000 of costs associated with the evaluation of a new field gathering system, and approximately $106,000 of costs related to plugging and abandonment costs in excess of liability recorded for asset retirement obligations.

Disposals

In June 2024, the Company assigned interest in certain properties located in Chaves County, New Mexico to Earnest Producing Corporation (“Earnest”), an entity controlled by Joel Solis, the Company’s chairman. The amount recorded as a deduction of Evaluated oil and natural gas properties – cost was $193,229. This was based on a $166,449 fair value calculated for the properties and assumption of the asset retirement obligations by Earnest. At the time of the assignment, the asset retirement costs recorded on the Company’s consolidated balance sheets associated with these properties was $26,780. (See NOTE 8. RELATED PARTY TRANSACTIONS)

NOTE 5. OIL AND NATURAL GAS PROPERTIES

	December 31,	December 31,
	2023	2022
Evaluated Oil and natural gas properties – cost	$6,368,179	$5,786,425
Total – cost	6,282,377	5,786,425
Accumulated depletion and impairment	(5,426,488)	(4,659,087)
Oil and natural gas properties, net	$941,691	$1,127,338

The Company had no unevaluated properties at December 31, 2023 and 2022.

The Company recorded depletion expense in the amounts of $767,401 and $373,229 during the years ended December 31, 2023, and 2022, respectively.

Additions

During the year ended December 31, 2022, the Company acquired evaluated leases in the amount of $3,647.

Effective April 1, 2023, Melius Energy, LLC conveyed to the Company an overriding royalty interests equivalent to 2.5% of oil, gas and associated hydrocarbons produced in leases on 3,469 acres of land located in Howard County, Texas. The additions to oil and natural gas properties were valued at $652,560. The consideration for the assignment of the overriding interest was $969,091 of net debt owed by Melius Energy LLC to the Company. This transaction resulted in a loss on the exchange of $316,531, which is recorded in Other, net on the Company’s consolidated statements of operations.

In October 2023, the Company entered into an agreement with JJ-CC Limited (“JJ-CC”) in which the Company purchased the JJ-CC’s interest in various Chaves County, NM properties in the amount of $122,527, which represented the Company’s historical cost associated with the JJ-CC interest. As a result of this transaction, the Company incurred ARO liabilities of $85,802.

During the year ended December 31, 2023, the Company incurred costs associated with studies and construction of a gathering system. The costs incurred for the gathering system were $372,965. Also, the Company incurred costs associated with the acquisition of evaluated leases in the amount of $21,830. In addition, the Company recorded a reduction in oil and natural gas properties of $497,407 related to a change in ARO estimates.

Sale of assets

Effective July 1, 2023, the Company entered into an agreement with Desert Energy Corp. to sell its interest in certain oil and gas properties and related assets, including the gathering system, located in Chaves County, New Mexico. The Company received $2,500,000 in cash and was relieved of the asset retirement obligations associated with the properties. The Company recognized a gain on the sale of the oil and natural gas assets in the amount of $5,834,293, which is recorded under Gain on sale of assets in the Company’s consolidated statements of operations. As a full cost company, proceeds from the sale of oil and gas properties are normally accounted for as a reduction to capitalized costs unless such treatment causes a significant change in the relationship between costs and the estimated value of proved reserves, in which case a gain or loss is recognized. The normal treatment of this specific sale would have reduced the value of the capital costs to zero even though reserves still existed on the remaining properties, and therefore it was necessary to record a gain on the sale. Of the gain recognized, $3,407,818 was related to the relief of asset retirement obligations associated with the assets sold. (See Note 10)